Issued Capital - Summary of Movements of Shares in Share Trust (Details) - Mesoblast Employee Share Trust - shares	1 Months Ended	6 Months Ended
	Jul. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Movements Of Shares In Share Trust [Line Items]
Opening balance, shares	3,500,000	3,500,000	3,500,000
Transfer to employee share trust, shares	3,500,000	2,450,000
Exercise of share options ,shares		(5,366,686)
Ending balance, shares		583,314	3,500,000